SCHEDULE OF PRO-FORMA EFFECT OF REVERSE STOCK SPLIT ON BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss available to common shareholders	$ (1,035,865)	$ (1,106,734)	$ (3,527,029)	$ (5,817,253)
Basic weighted average shares outstanding	932,096,718	903,263,385	907,909,960	662,161,949
Diluted weighted average shares outstanding	932,096,718	903,263,385	907,909,960	662,161,949
Basic net loss per share	$ (0.00)	$ (0.00)	$ 0.00	$ (0.01)
Diluted net loss per share	$ (0.00)	$ (0.00)
Reverse Stock Split Pre-Split Basis [Member]
Net loss available to common shareholders	$ (1,035,865)	$ (1,106,734)	$ (3,527,029)	$ (5,817,253)
Basic weighted average shares outstanding	932,096,718		907,909,960	662,161,949
Diluted weighted average shares outstanding	932,096,718	662,161,949	907,909,960	662,161,949
Basic net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Reverse Stock Split Post-Split Basis [Member]
Net loss available to common shareholders	$ (1,035,865)	$ (3,527,029)	$ (3,527,029)	$ (5,817,253)
Basic weighted average shares outstanding	2,330,242			1,655,405
Diluted weighted average shares outstanding	2,330,242	1,655,405	2,269,775	1,655,405
Basic net loss per share	$ (0.44)	$ (0.49)		$ (3.51)
Diluted net loss per share	$ (0.44)	$ (0.49)	$ (1.55)	$ (3.51)